Capital Stock - Summary of Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Outstanding non-vested stock options - beginning of year (in shares)	132,689	110,829	0
Granted (in shares)	216,043	58,434	110,829
Vested (in shares)	(56,421)	(36,574)	0
Outstanding non-vested stock options - end of year (in shares)	292,311	132,689	110,829
Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year (in dollars per share)	$ 4.75	$ 4.25	$ 0.00
Granted (in dollars per share)	3.74	5.39	4.25
Vested (in dollars per share)	4.64	4.25	0.00
Outstanding non-vested stock options - end of year (in dollars per share)	$ 4.02	$ 4.75	$ 4.25